Unsecured Debt (Details Textual) (USD $)	12 Months Ended											12 Months Ended						3 Months Ended							12 Months Ended					3 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Variable Rate Debt [Member]	Dec. 31, 2011 3.625% Convertible Senior Notes due September 2011 and 4% Convertible Senior Notes due December 2035 [Member]	Dec. 31, 2010 3.625% Convertible Senior Notes due September 2011 and 4% Convertible Senior Notes due December 2035 [Member]	Dec. 31, 2009 3.625% Convertible Senior Notes due September 2011 and 4% Convertible Senior Notes due December 2035 [Member]	Dec. 31, 2011 3.625% Convertible Senior Notes due September 2011 [Member]	Dec. 31, 2010 3.625% Convertible Senior Notes due September 2011 [Member]	Dec. 31, 2011 5.00% Medium-Term Notes due January 2012 [Member]	Dec. 31, 2010 5.00% Medium-Term Notes due January 2012 [Member]	Dec. 31, 2011 2.90% and 2.27% Term Notes due January 2016	Oct. 31, 2011 2.90% and 2.27% Term Notes due January 2016	Mar. 31, 2011 2.90% and 2.27% Term Notes due January 2016	Dec. 31, 2011 5.25% Medium-Term Notes due January 2015 [Member]	Dec. 31, 2010 5.25% Medium-Term Notes due January 2015 [Member]	Mar. 31, 2010 5.25% Medium-Term Notes due January 2015 [Member]	Mar. 31, 2010 5.25% Medium-Term Notes due January 2015 [Member] Variable Rate Debt [Member]	Dec. 31, 2011 5.25% Medium-Term Notes due January 2016 [Member]	Dec. 31, 2010 5.25% Medium-Term Notes due January 2016 [Member]	Dec. 31, 2011 2.27% Term Notes due January 2016 [Member]	Dec. 31, 2010 2.27% Term Notes due January 2016 [Member]	Dec. 31, 2011 2.90% Term Notes due January 2016 [Member]	Dec. 31, 2010 2.90% Term Notes due January 2016 [Member]	Dec. 31, 2011 4.00% Convertible Senior Notes due December 2035 [Member]	Dec. 31, 2010 4.00% Convertible Senior Notes due December 2035 [Member]	Dec. 31, 2011 4.25% Medium-Term Notes due June 2018 [Member]	Jun. 30, 2011 4.25% Medium-Term Notes due June 2018 [Member]	Dec. 31, 2010 4.25% Medium-Term Notes due June 2018 [Member]	Jun. 30, 2011 4.25% Medium-Term Notes due June 2018 [Member] Variable Rate Debt [Member]	Dec. 31, 2011 Unsecured Commercial Bank Credit Facility due October 2015 [Member]	Dec. 31, 2010 Unsecured Commercial Bank Credit Facility due October 2015 [Member]	Oct. 31, 2011 Unsecured Commercial Bank Credit Facility [Member]	Dec. 31, 2011 Unsecured Commercial Bank Credit Facility [Member]	Oct. 25, 2011 Unsecured Commercial Bank Credit Facility [Member]	Dec. 31, 2010 Unsecured Commercial Bank Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity under new revolving credit facility	$ 1,300,000,000																														$ 600,000,000			$ 900,000,000	$ 1,350,000,000	$ 600,000,000
Replaced unsecured revolving credit facility																																			600,000,000
Term of extension option included in initial term of unsecured credit facility																																	1 year
Expiration term of unsecured revolving credit facility																																	4 years
Facility fee																																	22.5 basis points
Unsecured revolving credit facility																																			900,000,000
Credit facility interest rate above LIBOR																															0.475%			1.225%
Increase in maximum borrowing capacity of unsecured revolving credit facility																															750,000,000
Credit facility interest rate																															LIBOR plus 47.5 basis points		LIBOR plus a spread of 122.5 basis points
Interest rate																															1.53%			1.50%		0.90%
Unsecured Debt Instrument (Textual) [Abstract]
Principal amount of notes to be considered for conversion																									1,000
Shares of the company's common stock for each $1,000 principal amount of notes																									38.8650
Initial conversion price of notes																									$ 25.73
Amortization of remaining financing costs																									3,000,000
Remaining financing costs	30,068,000	27,267,000
Debt instrument hedged under interest rate swap agreement														150,000,000
Weighted Average Interest Rate	4.10%			1.60%														5.25%												4.25%
Term Notes carried by the company	1,605,817,000	1,572,084,000						0	95,961,000	100,000,000	100,000,000		250,000,000		324,785,000	324,656,000			83,260,000	83,260,000	0	150,000,000	250,000,000	100,000,000	0	167,750,000	297,249,000		0
Fixed interest rate								3.625%													2.27%		2.90%		4.00%
Current basis points of floating rate over LIBOR for unsecured term loan												1.425%
Previous basis points of floating rate over LIBOR for unsecured term loan												2.00%
Notional value of retired debt																									10,800,000
Write off of unamortized financing costs																									207,000
Gain (loss) on debt retirement	(4,602,000)	(1,204,000)	9,849,000
Notes issued																	150,000,000											300,000,000
Percentage of price of Medium-Term Notes issued															99.46%												98.988%
Unamortized discount for Medium-Term Notes																											2,800,000
Payments on unsecured debt	264,829,000	79,236,000	641,759,000		97,100,000
Interest expense due to adoption of new guidance "net settlement feature"	1,077,000	3,530,000	4,283,000		1,100,000	3,500,000	4,300,000
Unamortized discount	24,100,000	694,000													390,000	519,000
Unsecured Debt (Textual) [Abstract]
Old unsecured revolving credit facility																															421,000,000	0		0		31,750,000
Maximum borrowing capacity under new revolving credit facility	1,300,000,000																														600,000,000			900,000,000	1,350,000,000	600,000,000
Percentage debt instrument convertible terms of repurchase feature	4.00%
Percentage cash equal to principal amount of the notes	100.00%
Outstanding letters of credit	$ 3,600,000